Fair Value Level 4 (Details) - Nonrecurring Fair Value Measurements of Long-lived assets held and used (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments	$ 111	$ 23	$ 31
Impairment of Long-Lived Assets to be Disposed of	13	0	1
Asset Impairment Charges	124	23	32
epoxy [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	207
Fair Value of Long-Lived Assets held and Used	103
Asset Impairment Charges	104
Discount rate for probability-weighted forecast model		14.00%
Long-Lived Assets Held For Sale - Qualitative Factors to Fair Value Measures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	13
Fair Value of Long-Lived Assets held and Used	0
Long-Lived Assets Held For Sale - Qualitative Factors to Fair Value Measures [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	13
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used		22	29
Fair Value of Long-Lived Assets held and Used		20	11
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model		2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model		10.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used		26	22
Fair Value of Long-Lived Assets held and Used		5	8
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model		2.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate for probability-weighted forecast model		3.00%
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges			2
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		2	18
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	7	15	2
Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member] | FPD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		6	12
Long-Lived Assets Held and Used [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	8
Fair Value of Long-Lived Assets held and Used	1
Long-Lived Assets Held and Used [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	7
Long-Lived Assets Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used	13
Fair Value of Long-Lived Assets held and Used	0
Long-Lived Assets Held for Sale [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 13